Execution of Standby Equity Purchase Agreement and Promissory Note (Tables)	6 Months Ended
Jun. 30, 2023
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Schedule of Net Proceeds Received	Pursuant to the above, at the initial date the net proceeds received was allocated to identified components as follows:
Fair value at Closing Date
Unaudited

Put Options (*)	-
Promissory Note (**)	7,083
Commitment Shares	87
Total gross consideration	7,170

Schedule of Carrying Amount of the Promissory Note	The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Note during the period commencing the Closing Date through June 30, 2023:
Six months period ended June 30,
2023
Unaudited
Opening balance	-
Net amount allocated to Promissory Note at initial date	7,083
Recognition of discount, interest and exchange differences expenses	42
Income from exchange differences	(28)
Closing balance	7,097